Annual Total Returns[BarChart] - Invesco Select Risk High Growth Investor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.33%)	17.60%	28.08%	1.91%	(0.34%)	3.51%	24.90%	(13.02%)	26.76%	13.52%